Shareholders' Equity (Details) - USD ($)	1 Months Ended								3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 29, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Jul. 31, 2019	Sep. 30, 2021	Jul. 06, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			10,000															790,000
Gross proceeds										$ 3,000,000
Price per share										$ 0.2
issuance costs							$ 72,096
Professional fees																		$ 395,000
Stock-based compensation expense									$ 68,328					$ 220,399	$ 1,410,173	$ 828,830	$ 734,752	0
Fair value of RSU’s vested																	309,790	0
Unrecognized stock based compensation costs									$ 202,069				$ 600,241		202,069		600,241	0
Weighted average value																		$ 600,241
Weighted average expected term																		1 year 2 months 8 days
Issuance of common stock shares											10,000,000
Transaction shares											6,903,172
Agreements shares											2,500,000
Share exchange for services											633,125
Common stock shares									798,414
Raising capital									633,707
Interest rate									92,127
Fair value of RSU’s vested									$ 0					$ 144,000	2,851,102	$ 536,810
Stock Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation expense																	1,440,284
Stock-based compensation consisted of equity awards granted and vested																	734,752
Fair value of RSU’s vested																	150,000
Stock options																	555,532
Equity Option [Member]
Shareholders' Equity (Details) [Line Items]
Stock options																	$ 555,532
Awarded stock options	3,500,000
Stock options exercise price	$ 0.16
Expiration date																	Oct. 29, 2030
Aggregate intrinsic value													$ 140,000				$ 140,000
Executive [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares					1,175,549	400,000
Board [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		757,895				200,000
Shareholders [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares				15,050,000
Shares of common stock cancelled				15,050,000
Shareholder One [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			300,000
Shares of common stock cancelled			300,000
Raise capital [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares		60,000										1,491,819	3,535,665
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares			10,000
Stock-based compensation consisted of equity awards granted and vested									(19,184)						1,085,398		145,183
Directors [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested									71,259						276,016		518,043
Consultants [Member]
Shareholders' Equity (Details) [Line Items]
Stock-based compensation consisted of equity awards granted and vested									$ 16,253						$ 48,759		$ 71,526
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of common stock shares							14,325,005	13,553,233
Gross proceeds							$ 7,162,503
Price per share							$ 0.5